DEBT OBLIGATIONS - Narrative (Details)										3 Months Ended	12 Months Ended
	Dec. 15, 2021 USD ($) tradingDay shares	Mar. 04, 2021 USD ($)	Oct. 09, 2020 USD ($)	Oct. 05, 2020 USD ($)	Oct. 01, 2020 USD ($) promissory_note	Aug. 11, 2020 USD ($)	Jun. 29, 2020 USD ($)	Jan. 13, 2017 USD ($)	Jun. 27, 2016 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 04, 2020 USD ($) promissory_note	Aug. 06, 2020 USD ($) promissory_note
Debt Instrument [Line Items]
Total debt											$ 5,000,000	$ 3,683,748
Debt discounts											71,289	66,868
Warrants, right to purchase number(in shares) | shares	1,000,000
Warrant exercise price percentage one	150.00%
Warrant exercisable, threshold days | tradingDay	20
Warrant exercise price percentage two	135.00%
Warrants outstanding										$ 70,879	70,879
Interest payments											139,213	223,543
Long-term debt										4,529,068	4,486,256	3,557,705
Accrued interest expense											12,329	0
Accounts Payable
Debt Instrument [Line Items]
Accrued interest expense											31,700
GHF Secured Promissory Note | Secured Debt
Debt Instrument [Line Items]
Total debt	$ 4,550,000									5,000,000	5,000,000	0	$ 5,000,000
Debt discounts	$ 450,000									$ 42,812	450,000
Interest rate	6.00%									6.00%			6.00%
Interest expense										$ 86,301	19,720
Principal amount	$ 5,000,000
Promissory Notes Georges Concorde And Bean
Debt Instrument [Line Items]
Debt discounts			$ 4,716	$ 15,143
Principal amount												0
Principal payment, debt amount			500,000	$ 1,700,000
Promissory Notes Georges Concorde And Bean | Unsecured Debt
Debt Instrument [Line Items]
Debt discounts															$ 225,000
Interest rate															12.00%
Principal amount															$ 4,475,000
Number of promissory notes | promissory_note															3
Long-term debt			$ 1,900,000
Concorde Trust Unsecured Promissory Notes - 12% interest, due September 2021 | Secured Debt
Debt Instrument [Line Items]
Total debt											0	683,263
Interest rate													12.00%
Concorde Trust Unsecured Promissory Notes - 12% interest, due September 2021 | Unsecured Debt
Debt Instrument [Line Items]
Principal amount					$ 3,680,000
Number of promissory notes | promissory_note					2
Georges Trust Unsecured Promissory Notes - 12% interest, due September 2021 | Secured Debt
Debt Instrument [Line Items]
Total debt											$ 0	1,389,014
Interest rate													12.00%
Georges Trust Unsecured Promissory Notes - 12% interest, due September 2021 | Unsecured Debt
Debt Instrument [Line Items]
Principal amount					$ 3,040,000.00
Revised Promissory Note Concorde Trust | Unsecured Debt
Debt Instrument [Line Items]
Principal amount					640,000
Promissory note Jolcover
Debt Instrument [Line Items]
Debt discounts		$ 100,000			1,216					71,289
Principal payment, debt amount		3,100,000			150,000
Interest payments					2,876					$ 139,213
Principal payment amount					$ 151,216
Promissory Note George Trust and GHF Inc | Unsecured Debt
Debt Instrument [Line Items]
Debt discounts														$ 59,589
Interest rate														12.00%
Principal amount														$ 1,309,589
Number of promissory notes | promissory_note														2
Senior Secured Debenture G F Comstock2 L P | Secured Debt
Debt Instrument [Line Items]
Total debt						$ 4,000,000
Debt discounts								$ 600,000
Principal amount								10,700,000
Interest payments												400,000
Debt issuance costs								500,000
Early repayment, make whole payment								$ 700,000
Remaining balance of make whole obligation						200,000
Loss on early retirement of debt						$ 51,000
Interest expense reimbursed												$ 300,000
Caterpillar Equipment Facility and Capital Lease
Debt Instrument [Line Items]
Interest rate									5.70%
Periodic installments amount							$ 37,817		$ 29,570
Repayments of long-term debt		$ 296,171